Short-Term Investment (Tables)	6 Months Ended
Sep. 30, 2025
Short-Term Investment [Abstract]
Schedule of Short-Term Investment

As of September 30, 2025 and March 31, 2025, the Company’s portfolio of short-term investment comprised of investment in a private investment fund. Short-term investment consists of the following:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Investment in a private investment fund	4,608	-
Uninvested cash held at brokerage accounts	1,192	-
Total	5,800	-

Schedule of Movement of Short-Term Investment

The following table presents the movement of short-term investment for the six months ended September 30, 2025 and the year ended March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	-	-
Acquisition of subsidiaries	5,794	-
Additions	7
Exchange realignment	(1)	-
Ending balance	5,800	-